MARKETABLE SECURITIES (Schedule of Contractual Maturities of Debt Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Contractual maturities of debt securities
2015	$ 1,943
2016	6,047
2017	18,011
2018 and thereafter	11,229
Total	$ 37,230